Business combinations - Additional Information (Detail) - CNY (¥) ¥ in Thousands				3 Months Ended	5 Months Ended	12 Months Ended
	Nov. 30, 2019	Nov. 01, 2019	Dec. 18, 2018	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2019	Aug. 31, 2018
Nanjing Cuida Biotechnology Co Ltd [Member]
Business Acquisition, Percentage of Voting Interests Acquired			70.00%
Unpaid cash consideration				¥ 5,100			¥ 5,100
Finite-Lived Intangible Asset, Useful Life							4 years 6 months
Business Combination, Pro Forma Information, Revenue of Acquire since Acquisition Date				1,000
Business Combination, Pro Forma Information, Earnings or Loss of Acquire since Acquisition Date				¥ 80
Business Combination, Consideration Transferred			¥ 6,000
Xingmu Group [Member]
Business Combination, Pro Forma Information, Revenue of Acquire since Acquisition Date					¥ 30,900
Business Combination, Pro Forma Information, Earnings or Loss of Acquire since Acquisition Date					¥ 2,000
Business Combination, Step Acquisition, Equity Interest in Acquire, Including Subsequent Acquisition, Percentage		51.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares		461,513
Business Combination, Step Acquisition, Equity Interest in Acquire, Percentage		14.50%						14.50%
Business Combination, Consideration Transferred		¥ 44,068
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned		33,440
Business Combination, Step Acquisition, Equity Interest in Acquire, Fair Value		¥ 10,628
Xingmu Group [Member] | Veterinary Drugs License [Member]
Finite-Lived Intangible Asset, Useful Life						4 years 6 months
Xingmu Group [Member] | Veterinary Drugs Dealership [Member]
Finite-Lived Intangible Asset, Useful Life						10 years
Nanjing Xingmu [Member]
Business Combination, Consideration Transferred	¥ 44,100
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	33,400
Business Combination, Step Acquisition, Equity Interest in Acquire, Fair Value	¥ 10,600